Intangible Assets	12 Months Ended
Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Intangible Assets
Intangible assets
A summary of amortizing intangible assets is as follows:

	As of
	April 3, 2015
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer-related intangibles	$130,150	$(110,449)	$19,701
Other intangible assets	53,550	(39,846)	13,704
Software	110,805	(75,544)	35,261
Total intangible assets	$294,505	$(225,839)	$68,666

	As of
	March 28, 2014
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer-related intangibles	$129,290	$(112,936)	$16,354
Other intangible assets	54,975	(30,213)	24,762
Software	112,427	(67,745)	44,682
Total intangible assets	$296,692	$(210,894)	$85,798

Amortization expense for the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013 was $33,022, $35,128 and $41,158, respectively, including amortization of contract-related intangible assets as a reduction to revenues of $9,706, $10,780 and $10,902 in each of the respective years. Estimated amortization related to intangible assets as of April 3, 2015, for fiscal year 2016 through fiscal year 2020, is as follows: $28,465, $16,438, $8,830, $4,976 and $2,624, respectively.
Purchased and internally developed software (for both external and internal use), net of accumulated amortization, consisted of the following:

	As of
	April 3, 2015	March 28, 2014
Purchased software	$30,864	$35,302
Internally developed software for external use	2,950	7,639
Internally developed software for internal use	1,447	1,741
Total software	$35,261	$44,682

Amortization expense related to purchased software was $13,902, $12,470 and $15,421, for the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013, respectively. Amortization expense related to internally developed software for external use was $1,678, $2,001, and $2,488, for the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013, respectively. Amortization expense related to internally developed software for internal use was $294, $190 and $0, for the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013, respectively.
Estimated amortization related to purchased and internally developed software, as of April 3, 2015, for fiscal year 2016 through fiscal year 2020, is as follows: $14,146, $10,740, $6,488, $2,928 and $959, respectively.